Accounting Changes and Reclassifications (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Impact on Transition to IFRS 16
On transition to IFRS 16 (effective as of January 1, 2019), PEMEX’s recognized additional right-of-use
assets and additional lease liabilities. The impact on transition is summarized below.

	Total
Right of use assets	Ps.	72,760,580	*
Lease liability	Ps.	70,651,797

*	Includes the reclassification of rights of way that were presented as intangible assets. The liability is not recognized due to prepayments made.

Summary of Measuring Lease Liabilities for Leases

	2019
Operating lease commitment at December 31, 2018	Ps.	62,723,909
Undisclosed leases in 2018 Financial statements		40,186,551

Operating lease commitment		102,910,460

Operating lease commitment discounted using the incremental borrowing rate at January 1, 2019	Ps.	65,608,174
Lease liabilities from financial leases previously recognized up to December 31, 2018		6,053,280
Recognition exemption for:
Short-term leases		(1,009,657)

Lease liabilities recognized at January 1, 2019	Ps.	70,651,797